UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02661

Name of Fund: BlackRock Pacific Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Pacific

             Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2016

Date of reporting period: 09/30/2016

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Pacific Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 11.9%
AGL Energy Ltd.	211,830	$3,101,256
Australia & New Zealand Banking Group Ltd.	186,204	3,966,431
BHP Billiton PLC	18,426	319,184
Coca-Cola Amatil Ltd.	100,795	794,783
Commonwealth Bank of Australia	21,239	1,184,355
Fairfax Media Ltd.	2,986,600	2,169,456
Incitec Pivot Ltd.	1,032,036	2,243,046
Newcrest Mining Ltd.	153,021	2,583,014
Orora Ltd.	718,880	1,743,482
Ramsay Health Care Ltd.	44,118	2,684,524
Star Entertainment Group Ltd.	522,463	2,423,192
Viva Energy REIT (a)	1,170,963	2,150,871
Westpac Banking Corp.	93,341	2,123,709

		27,487,303
China — 14.0%
3SBio, Inc. (a)(b)	1,654,994	1,880,003
Alibaba Group Holding Ltd. — ADR (a)	22,796	2,411,589
Aluminum Corp. of China Ltd., Class H (a)	5,302,000	1,934,322
Bank of China Ltd., Class H	8,683,000	4,009,841
China Coal Energy Co. Ltd., Class H (a)	4,222,000	2,298,083
China Life Insurance Co. Ltd., Class H	1,047,000	2,743,312
China Longyuan Power Group Corp., Class H	2,915,000	2,388,519
China Petroleum & Chemical Corp., Class H	4,942,000	3,648,482
Chongqing Rural Commercial Bank, Class H	3,379,000	2,095,542
Li Ning Co. Ltd. (a)	1,379,582	950,476
Semiconductor Manufacturing International Corp. (a)	23,746,000	2,674,933
Tencent Holdings Ltd.	186,400	5,182,295

		32,217,397
Hong Kong — 5.0%
AIA Group Ltd.	469,000	3,153,904
Cowell e Holdings, Inc. (a)(c)	1,134,000	412,011
HSBC Holdings PLC	171,200	1,281,043
Link REIT	355,500	2,624,333
Sands China Ltd.	655,600	2,873,576
Xinyi Glass Holdings Ltd. (a)	1,352,000	1,229,193

		11,574,060
India — 5.5%
Axis Bank Ltd.	213,030	1,737,447
Hero MotoCorp Ltd.	69,144	3,552,532
JSW Energy Ltd.	773,955	852,398
NTPC Ltd.	1,449,306	3,226,866

Common Stocks	Shares	Value
India (continued)
Suzlon Energy Ltd. (a)	1,515,448	$338,994
Tata Motors Ltd.	359,958	2,883,140

		12,591,377
Indonesia — 5.3%
Astra International Tbk PT	5,639,600	3,578,463
Bank Negara Indonesia Persero Tbk PT	8,478,900	3,617,047
Cikarang Listrindo Tbk PT (a)(b)	16,165,852	1,845,615
Jasa Marga Persero Tbk PT	2,654,100	937,815
Perusahaan Gas Negara Persero Tbk	10,097,400	2,230,807

		12,209,747
Japan — 39.2%
Astellas Pharma, Inc.	193,500	3,022,288
Bandai Namco Holdings, Inc.	147,600	4,517,753
Calbee, Inc.	85,200	3,228,077
Concordia Financial Group Ltd.	428,900	1,871,397
Denka Co. Ltd.	767,000	3,321,762
Glory Ltd.	27,100	893,596
Hoya Corp.	53,700	2,160,233
Hulic Co. Ltd.	192,700	1,968,872
IDOM, Inc. (c)	320,800	1,801,392
Japan Post Holdings Co. Ltd.	51,900	652,447
JX Holdings, Inc.	772,800	3,127,953
KDDI Corp.	126,200	3,909,929
Kose Corp.	19,400	1,986,500
Mitsubishi UFJ Financial Group, Inc.	1,384,900	7,016,018
Mitsubishi UFJ Financial Group, Inc. — ADR	441,933	2,231,762
Nippon Paint Holdings Co. Ltd.	102,800	3,439,976
Nippon Shokubai Co. Ltd.	54,500	3,404,806
Nippon Steel & Sumitomo Metal Corp.	89,800	1,842,730
ORIX Corp.	334,900	4,940,662
Pigeon Corp.	64,300	1,947,590
Rengo Co. Ltd.	276,000	1,694,784
Rinnai Corp.	19,500	1,815,330
Rohm Co. Ltd.	49,400	2,572,181
Ryohin Keikaku Co. Ltd.	14,600	2,948,601
SCSK Corp.	91,600	3,706,918
Seven & i Holdings Co. Ltd.	69,700	3,295,086
Shionogi & Co. Ltd.	34,300	1,757,309
Skylark Co. Ltd.	126,000	1,698,038
SoftBank Group Corp.	68,300	4,426,425
Sumco Corp.	469,500	3,863,144
Taisei Corp.	230,000	1,725,520
THK Co. Ltd.	94,500	1,858,835
Toyota Motor Corp.	29,600	1,716,991

		90,364,905

BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc.

Common Stocks	Shares	Value
Philippines — 1.3%
Metropolitan Bank & Trust Co.	1,003,230	$1,767,908
Puregold Price Club, Inc.	1,534,500	1,344,803

		3,112,711
Singapore — 1.4%
Frasers Logistics & Industrial Trust (a)	3,392,587	2,475,342
SATS, Ltd.	210,000	767,630

		3,242,972
South Korea — 6.9%
KT&G Corp.	24,755	2,819,083
LG Household & Health Care Ltd.	1,647	1,433,297
POSCO	11,016	2,283,273
Samsung Electronics Co. Ltd.	3,994	5,818,307
Shinhan Financial Group Co. Ltd.	94,645	3,466,338

		15,820,298
Taiwan — 5.3%
Advanced Semiconductor Engineering, Inc.	2,147,000	2,578,465
Delta Electronics, Inc.	483,000	2,587,245
Largan Precision Co., Ltd.	24,000	2,925,036
Taiwan Semiconductor Manufacturing Co. Ltd.	687,000	4,038,283

		12,129,029
Thailand — 2.1%
Advanced Info Service PCL — NVDR	445,100	2,062,633
Kasikornbank PCL — NVDR	499,700	2,713,239

		4,775,872
Total Common Stocks — 97.9%		225,525,671

Participation Notes
China — 1.0%
Deutsche Bank AG (Wuliangye Yibin Ltd.), due 3/06/17 (a)	165,900	829,748
Deutsche Bank AG (Shenzhen Airport Co., Ltd.), due 3/06/23 (a)	1,167,212	1,550,450

		2,380,198
Total Participation Notes — 1.0%		2,380,198

Preferred Stocks		Shares	Value
China — 1.0%
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 7/28/15, cost $1,202,337)		43,839	$1,675,965
Xiaoju Kuaizhi, Inc., Series A-18 (Acquired 5/23/16, cost $592,482)		15,499	592,527
Total Preferred Securities — 1.0%			2,268,492
Total Long-Term Investments (Cost — $194,391,072) — 99.9%			230,174,361

Short-Term Securities
Money Market Funds — 0.8%
BlackRock T-Fund, Institutional Class., 0.20% (d)(e)		667,774	667,774

		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (d)(e)(f)	USD	1,277	1,277,277
Total Money Market Funds — 0.8%			1,945,051

Time Deposits		Par (000)
Australia — 0.1%
Brown Brothers Harriman & Co., 0.32%, 10/03/16	AUD	163	124,673
Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.01%, 10/03/16	HKD	418	53,901
Total Time Deposits — 0.1%			178,574
Total Short-Term Securities (Cost — $2,123,625) — 0.9%			2,123,625
Total Investments (Cost — $196,514,697*) — 100.8%			232,297,986
Liabilities in Excess of Other Assets — (0.8)%			(1,911,565)

Net Assets — 100.0%			$230,386,421

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$199,748,925

Gross unrealized appreciation	$39,955,290
Gross unrealized depreciation	(7,406,229)

Net unrealized appreciation	$32,549,061

2	BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc.

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of security, is on loan.

(d)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Net Activity	Shares/Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	2,534,866	(2,534,866)	—	—	$13,351
BlackRock Liquidity Series, LLC, Money Market Series	5,162,036	(3,884,759)	$1,277,277	$1,277,277	96,411	[1]
BlackRock T-Fund, Institutional Class.	—	667,774	667,774	667,774	411
Total				$1,945,051	$110,173

[1]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

ADR	American Depositary Receipts
AUD	Australian Dollar
HKD	Hong Kong Dollar
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited
REIT	Real Estate Investment Trust
USD	United States Dollar

BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$2,150,871	$25,336,432	—	$27,487,303
China	2,411,589	29,805,808	—	32,217,397
Hong Kong	—	11,574,060	—	11,574,060
India	—	12,591,377	—	12,591,377
Indonesia	1,845,615	10,364,132	—	12,209,747
Japan	2,231,762	88,133,143	—	90,364,905
Philippines	1,344,803	1,767,908	—	3,112,711
Singapore	2,475,342	767,630	—	3,242,972
South Korea	—	15,820,298	—	15,820,298
Taiwan	—	12,129,029	—	12,129,029
Thailand	—	4,775,872	—	4,775,872
Participation Notes	—	2,380,198	—	2,380,198
Preferred Stocks	—	—	$2,268,492	2,268,492
Short-Term Securities:
Money Market Funds	667,774	1,277,277	—	1,945,051
Time Deposits	—	178,574	—	178,574

Total	$13,127,756	$216,901,738	$2,268,492	$232,297,986

4	BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	BlackRock Pacific Fund, Inc.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$41,686	—	—	$41,686
Liabilities:
Collateral on securities loaned at value	—	$(1,277,277)	—	(1,277,277)

Total	$41,686	$(1,277,277)	—	$(1,235,591)

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2016	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Pacific Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date: November 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Pacific Fund, Inc.

Date: November 22, 2016